Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RMB Fund | RMB Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	12.49%	11.95%	21.19%	(21.20%)	29.99%	15.93%	37.16%	(2.84%)	22.49%	1.32%
RMB Mendon Financial Services Fund | RMB Mendon Financial Services Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	12.85%	17.06%	4.52%	(19.00%)	56.44%	(5.73%)	22.80%	(17.02%)	11.99%	29.74%
RMB International Fund | RMB International Fund, Class I
Prospectus [Line Items]
Annual Return [Percent]	32.74%	0.02%	12.94%	(16.94%)	9.53%	7.01%	19.20%	(21.81%)
RMB SMID Cap Fund | RMB SMID Cap Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	2.55%	10.03%	20.06%	(20.87%)	28.10%	24.39%	31.63%	(4.89%)	13.66%	12.28%